Income Taxes - Unrecognized tax benefits and TCJA (Details) - Adagio Medical Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrecognized tax benefits	$ 521	$ 321	$ 321
Unrecognized tax benefits that will affect the effective tax rate	500
Capitalization of R & E	$ 15,500